INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Stockholders' Equity, Warrants or Rights - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Stockholders' Equity, Warrants or Rights [Line Items]
Finite-Lived Intangible Assets, Gross		$ 1,769,400
Finite-Lived Intangible Assets, Accumulated Amortization		244,473
Finite-Lived Intangible Assets, Net		1,524,927	$ 139,288
Intellectual Property [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Stockholders' Equity, Warrants or Rights [Line Items]
Finite-Lived Intangible Assets, Gross	$ 69,400	69,400
Finite-Lived Intangible Assets, Accumulated Amortization	44,017	9,222
Finite-Lived Intangible Assets, Net	$ 25,383	$ 60,178
Finite-Lived Intangible Asset, Useful Life	2 years	2 years
Customer Relationships [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Stockholders' Equity, Warrants or Rights [Line Items]
Finite-Lived Intangible Assets, Gross		$ 1,000,000
Finite-Lived Intangible Assets, Accumulated Amortization		76,712
Finite-Lived Intangible Assets, Net		$ 923,288
Finite-Lived Intangible Asset, Useful Life		10 years
Marketing-Related Intangible Assets [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Stockholders' Equity, Warrants or Rights [Line Items]
Finite-Lived Intangible Assets, Gross		$ 200,000
Finite-Lived Intangible Assets, Accumulated Amortization		30,685
Finite-Lived Intangible Assets, Net		$ 169,315
Finite-Lived Intangible Asset, Useful Life		5 years
Noncompete Agreements [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Stockholders' Equity, Warrants or Rights [Line Items]
Finite-Lived Intangible Assets, Gross		$ 500,000
Finite-Lived Intangible Assets, Accumulated Amortization		127,854
Finite-Lived Intangible Assets, Net		$ 372,146
Finite-Lived Intangible Asset, Useful Life		3 years